Employee Benefits (Details) - Schedule of Employee Benefits Liability - Employee benefits liability [Member] - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation	$ 4,431		$ 3,390
Plus, Non-Vested Benefits Obligation	180,743	169,375	159,453
Defined Benefits Obligation	185,174	169,375	162,843
Projected Net Liability	185,174	$ 169,375	$ 162,843
Retirement benefits [Member]
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation
Plus, Non-Vested Benefits Obligation	82,267
Defined Benefits Obligation	82,267
Projected Net Liability	82,267
Termination benefits [Member]
Schedule of Employee Benefits Liability [Line Items]
Vested benefits Obligation	4,431
Plus, Non-Vested Benefits Obligation	98,476
Defined Benefits Obligation	102,907
Projected Net Liability	$ 102,907